First Trust Dorsey Wright Peoples Portfolio ETF
Summary Information
Investment Objective

The First Trust Dorsey Wright People's Portfolio ETF (the "Fund"), formerly First Trust CBOE® S&P 500® VIX® Tail Hedge Fund, seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Nasdaq Dorsey Wright People's Portfolio Index (the "Index").

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Dorsey Wright Peoples Portfolio ETF First Trust Dorsey Wright Peoples Portfolio ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Dorsey Wright Peoples Portfolio ETF First Trust Dorsey Wright Peoples Portfolio ETF
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%
[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2019.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2019, and thereafter at 0.85% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
First Trust Dorsey Wright Peoples Portfolio ETF | First Trust Dorsey Wright Peoples Portfolio ETF | USD ($)	61	246	447	1,026

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets (including investment borrowings) in common stocks or U.S. Treasury Bills ("T-Bills") that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index is designed to provide exposure to either the U.S. equity market or T-Bills, based upon daily relative strength readings resulting from a wholly-quantitative process. The Index always holds exactly one of three possible positions: all the component securities in the Nasdaq US 500 Large Cap Index, all the component securities of the Nasdaq US 500 Large Cap Equal Weight Index or all the component securities of the Nasdaq US T-Bill Index (each such Index, an "Underlying Index").

Each of the Nasdaq US 500 Large Cap Index and the Nasdaq US 500 Large Cap Equal Weight Index (each, an "Equity Underlying Index") contains the same constituent securities – the 500 securities with the highest float market capitalization comprising the NASDAQ US Benchmark Index – but weights them differently. The Nasdaq US 500 Large Cap Index weights the securities according to their market capitalization and the Nasdaq US 500 Large Cap Equal Index weights them equally.

The Nasdaq US T-Bill Index (the "Cash Index") is designed to act as a US dollar-denominated cash position through the use of nine T-Bills ranging from 30 to 91 days in duration. A T-Bill is a short-term debt obligation backed by the U.S. government with a maturity of less than one year, sold in denominations of $1,000 up to a maximum purchase of $5 million.

Relative strength measures the price performance of a security versus a market average, another security or a universe of securities and is a way of recording historic price performance patterns. A security's relative strength can improve if it rises more than its benchmark in an uptrend, or if it decreases less than the benchmark in a downtrend. The relative strength of a security will decrease if it underperforms the benchmark. For purposes of the Index, relative strength is measured comparing the closing price of each Equity Underlying Index and the closing price of the Cash Proxy (defined below).

The Index compares relative strength using point and figure charting, which is a method of charting that uses columns (also known as ratio lines) consisting of either Xs or Os (but not both). An X indicates that an Underlying Index is performing better on a relative strength basis than its comparison Underlying Index, and an O indicates that an Underlying Index is underperforming its comparison Underlying Index on a relative strength basis. The direction and comparison of these columns provide an objective interpretation of the trend or momentum in the relative strength of a particular Underlying Index. The Underlying Index showing the best point and figure relative strength rating will be the Underlying Index in which the Fund invests.

To compile the Index, first, the closing price of each Equity Underlying Index and the Cash Proxy is determined. Then, the relative strength of each Equity Underlying Index is determined using point and figure charts. The Equity Underlying Index showing the best point and figure relative strength rating is then compared to a cash-like proxy (the "Cash Proxy"). The Cash Proxy replicates the rate of return on the 13-week T-Bill. If the Equity Underlying Index shows the best point and figure relative strength rating of this comparison, the Index invests in the Equity Underlying Index. If the Cash Proxy is the winner, the Index invests in the Cash Index.

The point and figure relative strength comparison between the two Equity Underlying Indices and the Cash Proxy is conducted on a daily basis and when a new Equity Underlying Index or the Cash Proxy is shown to have the best point and figure relative strength rating, the Index will reallocate to the relevant Equity Underlying Index or to the Cash Index. As a result of this daily determination, the Fund's strategy may involve frequently buying and selling portfolio securities to reallocate the Fund's exposure to the equity securities or T-Bills in which the Index is invested. This may result in a high portfolio turnover rate.

The Equity Underlying Indices rebalance on a semi-annual basis and the Cash Index rebalances on a weekly basis. If the Index is invested in an Underlying Index on a date when it rebalances, the Index will also rebalance.

The inception date of the Index was July 24, 2017. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated; however, as of July 31, 2017, the Index was not concentrated in any industry or group of industries. As of March 29, 2018, the Nasdaq US 500 Large Cap Index, Nasdaq US 500 Large Cap Equal Weight Index and Nasdaq US T-Bill Index were comprised of 500, 500 and 9 securities, respectively.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. The Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

INCOME RISK. Income from the Fund's investment in T-Bills could decline during periods of falling interest rates.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the T-Bills in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MOMENTUM INVESTING RISK. During periods of positive stock market performance, the returns of the Fund may be lower if the Fund's net assets are allocated to T-Bills. Momentum can turn quickly and cause significant variation in performance from other types of investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to reallocate the Fund's exposure to the equity securities or T-Bills in which the Index is invested. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund will invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Annual Total Return

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compared to those of the Index, a broad-based market index and a specialized market index. On August 18, 2017, the Fund's underlying index changed from the CBOE® VIX® Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio Index. Therefore, the Fund's performance and historical returns shown below are not necessarily indicative of the performance that the Fund, based on the Index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period.  Because the Fund's new underlying index had an inception date of July 24, 2017, it was not in existence for any of the periods disclosed. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

First Trust Dorsey Wright People's Portfolio ETF Calendar Year Total Returns as of 12/31

During the periods shown in the chart above:

Best Quarter		Worst Quarter
9.33%	December 31, 2014	-6.19%	September 30, 2015

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2017
Average Annual Total Returns - First Trust Dorsey Wright Peoples Portfolio ETF		1 Year	5 Years	Since Inception	Inception Date
First Trust Dorsey Wright Peoples Portfolio ETF		21.71%	9.57%	8.65%	Aug. 29, 2012
First Trust Dorsey Wright Peoples Portfolio ETF | After tax on distributions		21.16%	8.88%	7.97%
First Trust Dorsey Wright Peoples Portfolio ETF | After tax on distributions and sale of fund shares		12.29%	7.20%	6.48%
Nasdaq Dorsey Wright People's Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	15.13%
Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes)		21.99%
[1]	On August 18, 2017, the Fund's underlying index changed from the CBOE® VIX® Tail Hedge Index to the Nasdaq Dorsey Wright People's Portfolio Index. Therefore, the Fund's performance and total returns shown for the periods prior to August 18, 2017, are not necessarily indicative of the performance the Fund, based on the Index, would have generated. Because the Fund's new underlying index had an inception date of July 24, 2017, performance information is not included above.